OTHER LOAN PAYABLE (Details Narrative)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CAD ($)	Sep. 23, 2022 USD ($)	Sep. 23, 2022 CAD ($)
Other Loan Payable
Original loan term	5 years	5 years
Fixed interest rate	4.38%		4.38%
Monthly payment	$ 40,131	$ 57,701
Loan balance	$ 508,621		$ 731,302	$ 741,168	$ 1,003,477	$ 1,351,535	$ 1,943,257